ACCOUNTING POLICIES AND ESTIMATES (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2016 USD ($) Number	Dec. 31, 2015 USD ($) Number	Dec. 31, 2014 USD ($)
Number of reportable segment | Number	1
Plant and equipment costs	$ 135,470	$ 135,016
Amortized period of intangible assets	5 years
Minimum [Member]
Plant and equipment costs	$ 250
QPAGOS Corporation - Wholly Owned Subsidiary [Member]
Percentage of ownership interest	100.00%
Qpagos, S.A. P.I de C.V [Member]
Percentage of ownership interest	99.996%	99.996%
Redpag Electronicos, S.A. P.I. de C.V [Member]
Percentage of ownership interest	99.99%	99.99%
QPAGOS Corporation - Parent Company [Member]
Number of reportable segment | Number		1
Cash FDIC insured amount		$ 531,238
Plant and equipment costs		$ 135,016	$ 130,585
Amortized period of intangible assets		5 years
QPAGOS Corporation - Parent Company [Member] | Minimum [Member]
Plant and equipment costs		$ 1,000